Risk management (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Summary of Details of Significant Increase in Credit Risk

Type of portfolio	Debtor category	Stages	Days of arrears to the end of the month
	A1, A2, A3, A4	Stage 1	Up to 29 days
Corporate	A5 (*)	Stage 1	Up to 29 days
	A6, B1, B2, B3, B4	Stage 2	From 30 to 89 days
	C1, C2, C3, C4, C5, C6	Stage 3	90 days or more

(*)   Loans originated in A5 are considered Stage 1 at inception. Loans that were originated in a higher category and subsequently downgraded to A5 are considered Stage 2.

Note 36 - Risk management, continued

Days of arrears to the end of the month,
probability of default (PD) and
Type of portfolio	Portfolio	Stages	qualitative considerations
		Stage 1	Up to 29 days
	CAE	Stage 2	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.2199 and absolute difference between referential and origination PD’s>= 0.0671)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Condell / Restructured Condell	Stage 2 (Condell)	From 30 to 89 days or (relative difference between referential and origination PD’s>= 1.9351 and absolute difference between referential and origination PD’s>= 0.0304)
		Stage 2 (Restructured Condell)	From 30 to 89 days or (relative difference between referential and origination PD’s>=2.0659 and absolute difference between referential and origination PD’s>=0.2042)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Commercial/ Rotative Commercial	Stage 2 (Commercial)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.4911 and absolute difference between referential and origination PD’s>=0.0736)
Collective		Stage 2 (Rotative Commercial)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.9533 and absolute difference between referential and origination PD’s>=0.0207)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
		Stage 2 (Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.5057 and absolute difference between referential and origination PD’s>=0.0983)
	Consumer/ Renegotiated Consumer/ Rotative Consumer	Stage 2 (Renegotiated Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.7395 and absolute difference between referential and origination PD’s>=0.0849)
		Stage 2 (Rotative Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.9933 and absolute difference between referential and origination PD’s>=0.0320)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Mortgage	Stage 2	From 30 to 89 days or (relative difference between referential and origination PD’s>=2.3919 and absolute difference between referential and origination PD’s>=0.1452)
		Stage 3	90 days or more

Note 36 - Risk management, continued

Criteria used for Colombia

	% of absolute increase in	% of relative increase	Qualitative
	lifetime PD	in lifetime PD	indicators assessed
Corporate portfolio			Debt restructuring and increase in credit risk of other financial instruments
Other loans not classified	58.62%	1,976.95%
Small company 1	32.16%	527.10%
Small company 2	37.20%	5,547.50%
Medium company 1	14.65%	843.35%
Medium company 2	9.21%	492.81%
Large company	9.35%	758.23%
Low default	9.19%	1,016.56%
Low default (Government and Financial)	1.34%	1,430.86%
Collective portfolio			Increase in credit risk of other financial instruments
Leasing	48.21%	452.22%
Payroll deductible loan	48.99%	1,384.14%
Revolving line of credit	28.78%	64.82%
Overdraft limit	41.34%	163.35%
Credit card	82.56%	1,330.76%
Mortgage loan	2.19%	111.58%
Personal debt restructuring	16.58%	157.47%
Other loans	46.42%	204.28%

Summary of Principal Macroeconomic Indicators Included in Economic Scenarios

The table below summarizes the principal macroeconomic indicators included in the economic scenarios used as of December 31, 2021 until December 31, 2023 in the countries where the Bank and its subsidiaries operate and therefore are the countries that have a material impact on ECLs.

Criteria for Chile

		2021	2022				2023
Indicators	Portfolio	Q4	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
Unemployment rate	Base scenario	7.11%	7.78%	7.64%	7.37%	7.09%	6.93%	7.07%	6.95%	6.95%
	Range of upside scenarios	7.60%	9.65%	9.72%	9.42%	9.01%	8.87%	8.62%	8.34%	8.13%
	Range of downside scenarios	6.36%	6.63%	6.87%	6.74%	6.54%	6.16%	6.37%	6.30%	6.30%
Consumer's price index (IPC)	Base scenario	113.73	115.53	116.37	117.47	118.27	119.08	119.60	120.94	121.85
	Range of upside scenarios	114.41	117.19	117.80	118.62	120.13	122.55	122.69	123.04	124.10
	Range of downside scenarios	113.34	114.30	114.20	115.89	116.97	117.01	116.66	118.70	120.13
Interbank interest rate	Base scenario	4.00%	5.50%	5.50%	5.50%	5.50%	5.00%	4.50%	4.00%	3.50%
	Range of upside scenarios	4.25%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	5.00%	4.00%
	Range of downside scenarios	3.25%	4.00%	4.50%	4.50%	4.50%	4.00%	3.50%	3.00%	3.00%
Exchange Rate (USD/CLP)	Base scenario	800.00	800.00	800.00	800.00	800.00	795.00	790.00	785.00	780.00
	Range of upside scenarios	880.00	880.00	880.00	880.00	880.00	870.00	860.00	850.00	840.00
	Range of downside scenarios	780.00	760.00	740.00	720.00	700.00	700.00	700.00	700.00	700.00

Note 36 - Risk management, continued

Criteria for Colombia

	As of December 31,
	2021	2022	2023
GDP growth
Base scenario	6.21	1.50	3.70
Range of upside scenarios	7.51	3.00	5.20
Range of downside scenarios	4.41	(0.30)	1.90
Unemployment rates
Base scenario	13.36	12.65	11.95
Range of upside scenarios	11.36	10.65	9.95
Range of downside scenarios	15.36	14.65	13.95
Benchmark interest rates
Base scenario	3.00	4.75	4.75
Range of upside scenarios	3.50	5.50	5.50
Range of downside scenarios	2.50	4.00	4.00
currency exchange rate
Base scenario	3,800	3,800	3,700
Range of upside scenarios	3,889	3,926	3,850
Range of downside scenarios	3,711	3,674	3,550
Consumer’s Price Index
Base scenario	5.00	3.90	3.00
Range of upside scenarios	4.88	3.42	2.16
Range of downside scenarios	5.12	4.38	3.84

Summary of ECL Coverage of Loans and Accounts Receivable at Amortized Cost Subject to Significant Measurement Uncertainty

Set out below are the changes to ECL as of December 31, 2021 that would result from reasonably possible changes in these parameters from the actual assumptions used in the Bank’s economic variable assumptions as set forth in the tables above for Base scenarios, upside scenarios, and downside scenarios.

ECL coverage of loans and accounts receivable at amortized cost subject to significant measurement uncertainty as of December 31, 2021	Chile	Colombia
	MCh$	MCh$
Reported ECL	665,107	282,705
Loans and accounts receivable at amortized cost	19,975,179	4,768,181

Reported Coverage (Reported ECL/ loans and accounts receivable at amortized cost)%	3.33	5.93
Consensus upside scenario (Upside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.22	5.74
Consensus central scenario (Base scenario for ECL/ loans and accounts receivable at amortized cost)%	3.32	5.93
Consensus downside scenario (Downside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.41	6.11

Schedule of Credit Quality by Financial Asset Class

A detail by credit quality, which includes loans and accounts receivable from customers and interbank loans as of December 31, 2021 and 2020 is summarized as follows:

	As of December 31, 2021
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	104,887	—	—	104,887	0.42%	(45)	—	—	(45)	0.01%
A2	623,613	—	—	623,613	2.52%	(337)	—	—	(337)	0.04%
A3	2,456,274	—	—	2,456,274	10.64%	(5,729)	—	—	(5,729)	0.60%
A4	4,398,475	—	—	4,398,475	18.49%	(42,196)	—	—	(42,196)	4.45%
A5	2,717,332	—	—	2,717,332	11.69%	(26,295)	—	—	(26,295)	2.77%
A6	—	1,114,466	—	1,114,466	4.13%	—	(36,245)	—	(36,245)	3.82%
B1	—	563,250	—	563,250	1.90%	—	(10,564)	—	(10,564)	1.11%
B2	—	240,106	—	240,106	0.59%	—	(13,190)	—	(13,190)	1.39%
B3	—	106,425	—	106,425	0.43%	—	(11,219)	—	(11,219)	1.18%
B4	—	93,647	—	93,647	0.38%	—	(19,119)	—	(19,119)	2.02%
C1	—	—	149,838	149,838	0.38%	—	—	(3,205)	(3,205)	0.24%
C2	—	—	98,318	98,318	0.15%	—	—	(5,020)	(5,020)	0.47%
C3	—	—	469,581	469,581	1.65%	—	—	(126,748)	(126,748)	13.06%
C4	—	—	249,938	249,938	0.76%	—	—	(92,541)	(92,541)	9.60%
C5	—	—	42,253	42,253	0.17%	—	—	(34,403)	(34,403)	3.60%
C6	—	—	128,830	128,830	0.50%	—	—	(127,706)	(127,706)	14.13%
Subtotals corporate	10,300,581	2,117,894	1,138,758	13,557,233	54.80%	(74,602)	(90,337)	(389,623)	(554,562)	58.49%

	As of December 31, 2021
Collectively assessed portfolio	Stage 1	Stage 2	Stage 3	Total collective	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	1,511,692	470,765	132,980	2,115,437	8.55%	(2,100)	(92,410)	(31,957)	(126,467)	13.34%
Mortgage loans	5,815,884	314,060	115,027	6,244,971	25.23%	(14,156)	(44,636)	(18,506)	(77,298)	8.18%
Consumer loans	2,424,540	338,799	62,380	2,825,719	11.42%	(68,129)	(77,522)	(43,834)	(189,485)	19.99%
Subtotals collectively assessed portfolio	9,752,116	1,123,624	310,387	11,186,127	45.20%	(84,385)	(214,568)	(94,297)	(393,250)	41.51%
Totals portfolio	20,052,697	3,241,518	1,449,145	24,743,360	100%	(158,987)	(304,905)	(483,920)	(947,812)	100%

Note 36 - Risk management, continued

	As of December 31, 2020
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	163,981	—	—	163,981	0.73%	(66)	—	—	(66)	0.01%
A2	514,946	—	—	514,946	2.28%	(254)	—	—	(254)	0.02%
A3	2,182,085	—	—	2,182,085	9.65%	(3,624)	—	—	(3,624)	0.35%
A4	4,223,518	—	—	4,223,518	18.67%	(35,625)	—	—	(35,625)	3.42%
A5	2,952,521	—	—	2,952,521	13.05%	(19,474)	—	—	(19,474)	1.87%
A6	—	920,044	—	920,044	4.07%	—	(38,540)	—	(38,540)	3.70%
B1	—	431,934	—	431,934	1.91%	—	(10,757)	—	(10,757)	1.03%
B2	—	161,455	—	161,455	0.71%	—	(13,265)	—	(13,265)	1.27%
B3	—	163,779	—	163,779	0.72%	—	(16,242)	—	(16,242)	1.56%
B4	—	208,409	—	208,409	0.92%	—	(56,413)	—	(56,413)	5.41%
C1	—	—	97,306	97,306	0.43%	—	—	(2,193)	(2,193)	0.21%
C2	—	—	63,842	63,842	0.28%	—	—	(7,146)	(7,146)	0.69%
C3	—	—	166,229	166,229	0.73%	—	—	(46,524)	(46,524)	4.47%
C4	—	—	185,893	185,893	0.82%	—	—	(83,164)	(83,164)	7.98%
C5	—	—	128,699	128,699	0.57%	—	—	(94,140)	(94,140)	9.04%
C6	—	—	188,493	188,493	0.83%	—	—	(191,900)	(191,900)	18.42%
Subtotals corporate	10,037,051	1,885,621	830,462	12,753,134	56.37%	(59,043.00)	(135,217.00)	(425,067.00)	(619,327)	59.45%

	As of December 31, 2020
Collectively assessed portfolio	Stage 1	Stage 2	Stage 3	Total collective	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	491,849	1,178,431	385,385	2,055,665	9.09%	(29,083)	(57,606)	(41,601)	(128,290)	12.31%
Mortgage loans	4,166,515	1,025,921	124,317	5,316,753	23.52%	(10,732)	(48,514)	(14,219)	(73,465)	7.05%
Consumer loans	1,732,525	686,699	73,205	2,492,429	11.02%	(66,649)	(105,353)	(48,789)	(220,791)	21.19%
Subtotals collectively assessed portfolio	6,390,889	2,891,051	582,907	9,864,847	43.63%	(106,464)	(211,473)	(104,609)	(422,546)	40.55%
Totals portfolio	16,427,940	4,776,672	1,413,369	22,617,981	100%	(165,507)	(346,690)	(529,676)	(1,041,873)	100%

Schedule of Analysis of Gross Carrying Amount of Loans and Advances to Customers by Past Due Status under IFRS 9 and IAS 39

The table below provides an analysis of the gross carrying amount of loans and advances to customers by past due:

	As of December 31, 2021
	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	156,006	97,039	361,084	614,129
Mortgage loans	120,581	44,845	66,865	232,291
Consumer loans	123,263	52,812	36,872	212,947
Totals	399,850	194,696	464,821	1,059,367

	As of December 31, 2020
	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	195,865	260,792	381,611	838,268
Mortgage loans	87,946	37,084	77,175	202,205
Consumer loans	78,573	50,275	45,096	173,944
Totals	362,384	348,151	503,882	1,214,417

Schedule of Bank's Maximum Credit Risk Exposure by Financial Asset

Maximum Exposure to Credit Risk

The following table shows the Bank’s maximum credit risk exposure by financial asset as of December 31, 2021 and 2020 for different balance sheet items, including derivatives, without deducting real guarantees or other credit enhancements received:

	Maximum Exposure as of December 31, 2021
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,661,101	(651)	3,660,450	—	—	—	—	—	3,660,450
Loans and accounts receivable at amortized cost	10	24,743,360	(947,812)	23,795,548	7,859,923	(30,589)	7,829,334	—	—	31,624,882
Commercial loans		15,672,670	(681,029)	14,991,641	7,859,923	(30,589)	7,829,334	—	—	22,820,975
Mortgage loans		6,244,971	(77,298)	6,167,673	—	—	—	—	—	6,167,673
Consumer loans		2,825,719	(189,485)	2,636,234	—	—	—	—	—	2,636,234
Financial instruments at amortized cost	11	187,582	(127)	187,455	—	—	—	—	—	187,455
Investments under resale agreements	7	606,178	—	606,178	—	—	—	—	—	606,178
Financial derivative contracts	8	2,980,926		2,980,926	—	—	—	—	—	2,980,926
Interbank loans, net	9	80,907	(353)	80,554	—	—	—	—	—	80,554
Other assets	15	810,521		810,521	—	—	—	—	—	810,521
Totals		33,070,575	(948,943)	32,121,632	7,859,923	(30,589)	7,829,334	—	—	39,950,966

	Maximum Exposure as of December 31, 2020
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,971,810	(911)	3,970,899	—	—	—	—	—	3,970,899
Loans and accounts receivable at amortized cost	10	22,617,981	(1,041,873)	21,576,108	5,393,860	(39,775)		—	23,428,761	(1,852,653)
Commercial loans		14,808,799	(747,617)	14,061,182	5,393,860	(39,775)	5,354,085	—	13,348,809	6,066,458
Mortgage loans		5,316,753	(73,465)	5,243,288	—	—	—	—	9,844,723	(4,601,435)
Consumer loans		2,492,429	(220,791)	2,271,638	—	—	—	—	235,229	2,036,409
Financial instruments at amortized cost	11	111,643	(101)	111,542	—	—	—	—	—	111,542
Investments under resale agreements	7	105,580	—	105,580	—	—	—	—	105,580	—
Financial derivative contracts	8	3,982,803	—	3,982,803	—	—	—	308,674	—	3,674,129
Interbank loans, net	9	7,131	(10)	7,121	—	—	—	—	—	7,121
Other assets	15	—	—	—	—	—	—	—	—	—
Totals		30,796,948	(1,042,895)	29,754,053	5,393,860	(39,775)	—	308,674	23,534,341	5,911,038

Summary for Allowances for Loan Losses According to IFRS 9

A summary for the allowances for loan losses is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Loans and accounts receivable at amortized cost	(947,812)	(1,041,873)
Interbank loans, net	(353)	(10)
Provisions for contingent loans risk	(30,589)	(39,775)
Total allowances	(978,754)	(1,081,658)

Schedule of Concentration of Credit Risk by Industry

The following table displays the concentration of credit risk by industry for the loan portfolio:

		As of December 31,
		2021			2020
		Maximum	Maximum		Maximum	Maximum
		gross	net		gross	net
	Note	exposure	exposure (1)%		exposure	exposure (1)%
		MCh$	MCh$		MCh$	MCh$
Manufacturing		1,295,321	1,154,825	5.24%	1,060,837	1,004,437	4.69%
Mining		429,591	422,314	1.74%	534,823	465,405	2.36%
Electricity, gas and water		922,455	805,948	3.73%	1,099,504	863,573	4.86%
Agriculture and livestock		537,337	517,723	2.17%	494,601	470,250	2.19%
Forestry and wood extraction		64,186	62,506	0.26%	56,005	54,607	0.25%
Fishing		19,657	18,781	0.08%	35,723	30,882	0.16%
Transport		867,096	797,904	3.50%	586,831	527,557	2.59%
Communications		49,002	46,451	0.20%	56,148	53,659	0.25%
Construction		1,917,901	1,884,123	7.75%	1,837,114	1,799,216	8.12%
Commerce		2,288,011	2,138,150	9.25%	2,210,467	2,099,734	9.77%
Services		4,143,076	4,026,551	16.74%	3,599,936	3,527,342	15.92%
Others		3,139,037	3,116,365	12.69%	3,237,714	3,237,323	14%
Subtotal commercial loans	10 a)	15,672,670	14,991,641	63.35%	14,809,703	14,133,985	65.47%
Consumer loans	10 a)	2,825,719	2,636,236	11.42%	5,317,000	5,225,837	23.51%
Mortgage loans	10 a)	6,244,971	6,167,671	25.24%	2,492,464	2,325,447	11.02%
Totals		24,743,360	23,795,548	100%	22,619,167	21,685,269	100%
(1)	Net of allowances

Schedule of Banking Book Positions (Products Valued at Amortized Cost and Available-for-sale Instruments and Derivatives Valued at Fair Value)

Interest Rate Risk is the exposure to movements in market interest rates. Changes in market interest rates can affect both the price of instruments recorded at fair value and the financial margin and other gains from the Banking Book such as fees. Fluctuations in interest rates also affect the Bank’s economic value.

Interest rate risk can be represented by sensitivities to parallel and/or non-parallel yield shifts with the effects reflected in the prices of instruments, the financial margin, profit and loss, equity and economic value.

The measurement of the structural interest rate risk is carried out through the representation by risk factor of the cash flows expressed in fair value, assigned to the dates of repricing and by currency. This methodology facilitates the detection of concentrations of interest rate risk at different tenors.

All balance sheet and off balance sheet items are broken down into their cash flows and assigned to repricing and maturity buckets. In the case of those accounts that do not have a contractual maturity, an internal model is used to estimate their durations and interest rate sensitivities.

Note 36 - Risk management, continued

The following are the Banking Book items (products valued at amortized cost and FVTOCI and derivatives valued at fair value) for the most relevant currencies in which the Bank trades at the end of the year ended December 31, 2021 and 2020:

	As of December 31, 2021
		Between 1 and 3	More than 3 months	Between 1 and 3	More than 3
Positions	Up to 1 month	months	and less 1 year	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	10,789,821	3,521,035	6,400,962	5,787,466	8,807,166	35,306,450
CLP	5,650,471	1,515,577	2,131,454	2,161,385	1,408,683	12,867,570
CLF	510,552	441,744	1,857,539	2,528,482	6,554,363	11,892,680
USD	3,353,122	714,710	1,304,278	147,490	155,892	5,675,492
COP	1,275,676	849,004	1,107,691	950,109	688,228	4,870,708
LIABILITIES	(14,406,920)	(3,202,539)	(5,198,326)	(6,880,724)	(6,562,135)	(36,250,644)
CLP	(7,652,765)	(2,034,059)	(2,487,949)	(5,147,050)	(63,157)	(17,384,980)
CLF	(315,900)	(16,842)	(479,329)	(984,178)	(6,147,733)	(7,943,982)
USD	(2,303,464)	(866,228)	(1,705,776)	(335,808)	—	(5,211,276)
COP	(4,134,791)	(285,410)	(525,272)	(413,688)	(351,245)	(5,710,406)
Derivatives	(590,525)	796,182	438,226	(343,008)	1,000,180	1,301,055
CLP	543,341	749,393	383,356	224,949	—	1,901,039
CLF	(969,261)	(906,260)	(517,836)	(795,785)	1,017,743	(2,171,399)
USD	228,696	416,053	737,494	79,486	155,436	1,617,165
COP	(393,301)	536,996	(164,788)	148,342	(172,999)	(45,750)

	As of December 31, 2020
		Between 1 and 3	More than 3 months	Between 1 and 3	More than 3
Positions	Up to 1 month	months	and less 1 year	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	9,817,266	2,565,202	5,585,956	5,174,445	9,793,262	32,936,131
CLP	4,885,891	845,251	2,289,124	2,252,567	1,918,038	12,190,871
CLF	539,004	502,506	1,683,797	1,586,457	6,989,721	11,301,485
USD	2,523,089	571,066	885,045	123,608	201,009	4,303,817
COP	1,869,282	646,379	727,990	1,211,813	684,494	5,139,958
LIABILITIES	(15,149,162)	(2,808,356)	(4,363,629)	(1,818,488)	(7,983,018)	(32,122,653)
CLP	(10,169,966)	(1,637,063)	(2,477,283)	(661,668)	(1,950,514)	(16,896,494)
CLF	(223,471)	(14,789)	(284,994)	(768,465)	(5,616,883)	(6,908,602)
USD	(2,152,414)	(884,847)	(939,496)	(3,590)	—	(3,980,347)
COP	(2,603,311)	(271,657)	(661,856)	(384,765)	(415,621)	(4,337,210)
Derivatives	(149,153)	(133,655)	(133,194)	(376,852)	949,461	156,607
CLP	830,637	1,429,392	516,336	272,765	24,985	3,074,115
CLF	(1,263,538)	(795,275)	(662,416)	(444,847)	1,001,038	(2,165,038)
USD	103,599	(24,269)	87,848	(24,433)	(12,182)	130,563
COP	180,149	(743,503)	(74,962)	(180,337)	(64,380)	(883,033)

Schedule of Structural Interest Rate Position In Banking Book

The Bank measures regulatory exposures in line with the standardized methodology set forth by the Central Bank of Chile (Chapter III-B 2.2 "Standards on the measurement and control of market risks of Banking companies" of the Compendium of Financial Regulations) and complemented by the Commission for the Financial Market (Chapter 12 21 “Measurement and control of market risks rules”), which corresponds to a risk measure based on the standard methodology of the Basel Committee to quantify exposure to market risks for the Trading Book and the Banking Book.

The regulatory measurement of Trading Book market risk allows estimating the potential loss that the Bank could face from market fluctuations according to standardized shocks defined by the regulator. The regulatory limit corresponds to the sum of this risk (also called Market Risk Exposure or MRE) and 10% of the Risk-weighted Assets for Credit Risk; Said sum may in no case be greater than the Effective Equity of the Bank.

The Bank must permanently observe these limits and report them to the CMF . It must also inform the Commission monthly about the consolidated risk positions, including the subsidiaries and foreign branches.

The consumption of the regulatory market risk limit, specifically for the Trading Book as of December 31, 2021, 2020 and 2019, is presented below:

	As of December 31,
Limit consumption	2021	2020	2019
Market risk exposure (MRE)	65.63%	83.34%	80.10%

Schedule of Banking Book

The regulatory risk measurement for the Banking Book is used to estimate the Bank’s potential losses from standardized adverse movements in interest and exchange rates.

The standardized regulatory report for the Banking Book is used to estimate the Bank’s potential economic losses from standardized adverse movements in interest rates defined by the CMF. Currently, limits for short-term exposure (STE) to interest rate and inflation risk in the Banking Book are set at 35% of annual operating income (LTM moving period) and for long-term limit consumption (LTE) at less than 20% of the Bank’s regulatory capital.

Note 36 - Risk management, continued

The following table details regulatory limit consumption for market risk, as a percentage of the limit calculated based on the rules indicated above, specifically for the Banking Book as of December 31, 2021, 2020 and 2019:

	As of December 31,
Limit consumption	2021	2020	2019
Short-term exposure to interest rate risk	47.21%	62.99%	48.92%
Long-term exposure to interest rate risk	23.21%	63.86%	57.82%

Schedule of Interest Rate

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

	Scenarios for impacts on P&L						Scenarios for impacts on FVTOCI
	Swap	Government	Swap	Government	Curve	Curve	Swap	Government	Swap	Government	Curve	Curve
Term	CLP	CLP	CLF	CLF	USD	MX	CLP	CLP	CLF	CLF	USD	MX
1 day	(39)	39	87	162	(51)	51	39	39	(87)	162	51	(51)
3 months	(39)	39	87	162	(51)	51	39	39	(87)	162	51	(51)
6 months	(39)	39	87	162	(51)	51	39	39	(87)	162	51	(51)
9 months	(36)	42	87	159	(67)	67	36	42	(87)	159	67	(67)
1 year	(33)	46	93	155	(86)	86	33	46	(93)	155	86	(86)
2 years	(37)	39	70	93	(101)	101	37	39	(70)	93	101	(101)
3 years	(47)	52	68	88	(103)	103	47	52	(68)	88	103	(103)
4 years	(57)	65	68	83	(105)	105	57	65	(68)	83	105	(105)
5 years	(67)	77	67	79	(106)	106	67	77	(67)	79	106	(106)
7 years	(65)	66	74	81	(103)	103	65	66	(74)	81	103	(103)
10 years	(63)	50	83	85	(98)	98	63	50	(83)	85	98	(98)
20 years	(63)	50	80	81	(115)	115	63	50	(80)	81	115	(115)

Note 36 - Risk management, continued

Interest rate scenarios - Colombia (basis points – 0.01%)

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

	Scenarios for impacts on P&L			Scenarios for impacts on FVTOCI
Tenor	Government COP	Swap IBR	Curve USD	Government COP	Swap IBR	Curve USD
1 day	137	37	13	137	37	13
3 months	133	40	17	133	40	17
6 months	130	78	19	130	78	19
9 months	126	77	27	126	77	27
1 year	122	75	35	122	75	35
2 years	108	96	39	108	96	39
3 years	93	94	35	93	94	35
4 years	85	95	36	85	95	36
5 years	86	96	37	86	96	37
7 years	88	98	39	88	98	39
10 years	91	101	42	91	101	42
20 years	93	111	51	93	111	51

	Scenarios for impacts on accrual book
Tenor	Government COP	Curve USD
1 day	37	13
1 month	79	14
3 months	40	17
6 months	78	19
9 months	77	27
1 year	75	35

Schedule of Exchange Rate

The table below presents the assumptions used in the sensitivity analysis for changes in the relevant exchanges rate, were by the Bank determined that its relevant exchange rate are USD-CLP and USD-COP using a 10.86% and 10.42% change over the closing rates, respectively, to each of the portfolios and its corresponding impact on profit and loss (net income from financial operations and net foreign exchange gain/loss) and equity (valuation accounts for financial instruments at FVTOCI).

	Change in scenario impacting	Change in scenario impacting	Change in scenario impacting
Exchange rate	P&L	FVTOCI	accrual book
	%	%	%
USD – CLP	(10.86)	(10.86)	(10.86)
USD - COP	10.42	10.42	10.42

Note 36 - Risk management, continued

Exchange rate scenarios Colombia

The table below presents the assumption used in the sensitivity analysis for changes in the relevant exchanges rates, were by the Bank used a 5.08% change over the closing rates of USD - COP to each of the portfolios, and its corresponding impact on profit and loss (net income from financial operations and exchange differences) and equity (valuation accounts for financial instruments at FVTOCI).

	Change in scenario	Change in scenario	Change in scenario impacting
Exchange rate	impacting P&L	impacting FVTOCI	accrual book
	%	%	%
USD - COP	(5.08)	(5.08)	(5.08)

Schedule of Trading Book Positions by Risk Factor

The following table presents the impact of movements or reasonably likely scenarios explained above applied to positions in the Trading Book that affect P&L (net income from financial operations, net foreign exchange gain/losses, and net interest margin as applicable) as of December 31, 2021, 2020 and 2019:

	As of December 31,
Potential impact on P&L	2021	2020	2019
	MCh$	MCh$	MCh$
CLP rate risk	(1,679)	(8,403)	(4,881)
Derivatives	(1,679)	(8,403)	(4,879)
Debt instruments	—	—	(2)
CLF rate risk	(7,248)	(8,488)	(5,130)
Derivatives	(7,248)	(8,488)	(5,130)
Debt instruments	—	—	—
COP rate risk	829	(3,104)	(1,200)
Derivatives	5,469	(2,508)	(1,086)
Debt instruments	(4,640)	(596)	(114)
UVR rate risk	(30,766)	(133)	(108)
Derivatives	—	3	(102)
Debt instruments	(30,766)	(136)	(6)
USD rate risk	(12,000)	(2,648)	(2,711)
Other currencies rate risk	(16)	(249)	(177)
Total rate risk	(50,880)	(23,025)	(14,207)
Exchange rate risk	7	(163)	(763)
Options risk	5	16	89
Total impact	(50,868)	(23,172)	(14,881)

Schedule of Potential Impact on Accrual Book

	For the years ended December 31,
Potential impact on Accrual Book	2021	2020	2019
Interest rate shock sensitivity impact	(16,349)	(9,626)	(13,981)

Schedule of Potential Impact on Equity & Prices

The following table shows the positions of the FVTOCI portfolio and their potential impacts in market value. The first column for each period shows the exposure in Dv01 based on changes in the market value of one basis point in yield curves and second column shows "Impact of change in interest rate" based on internal scenarios of rates changes in yields curves.

	For the years ended December 31,
	2021			2020			2019
Potential Impact	DV01	Impact of Change in		DV01	Impact of Change in		DV01	Impact of Change in
on FVTOCI	(+1 bp)	Interest Rate		(+1 bp)	Interest Rate		(+1 bp)	Interest Rate
	US$	MUS$	MCh$	US$	MUS$	MCh$	US$	MUS$	MCh$
CLP	(73,433)	(6.99)	(5,897)	(707,409)	(40.13)	(28,609)	(377,765)	(31.16)	(23,334)
CLF	43,232	(33.24)	(28,055)	(201,548)	(23.15)	(16,505)	(221,758)	(49.07)	(36,744)
COP	(65,627)	(5.36)	(4,525)	35,889	(8.13)	(5,780)	(49,254)	(1.37)	(1,023)
UVR	(83,203)	(6.96)	(5,875)	(36,520)	(3.88)	(2,755)	(142,663)	(5.25)	(3,981)
USD	(80,331)	(8.64)	(6,797)	(42,030)	(4.36)	(3,107)	(2,353)	(0.14)	(105)
Other	—	—	—	11,624	(0.59)	(419)	888	(0.08)	(56)
Total interest rate impact	(259,362)	(61.19)	(51,149)	(939,994)	(80.24)	(57,175)	(792,905)	(87.07)	(65,243)

	Impact due to changes in prices
Exchange rate	As of December 31, 2021		As of December 31, 2020
	ThUS$	MCh$	ThUS$	MCh$
USD	145.47	122,874	(67.25)	(47,942)
COP	—	—	(63.65)	(45,380)
Total risk exchange rate	145.47	122,874	(130.90)	(93,322)
Total impact	84.28	71,725	(211.14)	(150,497)

Schedule of exposure based on financial instruments subject to the reform of the LIBOR

Financial intruments based on libor
	As of December 31, 2021		As of December 31, 2020
	Exposure		Exposure
Financial Statements line item	Assets	Liabilities	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$
Non-derivative financial instruments	2,790,568	1,533,951	1,632,335	1,107,483
Loans and accounts receivable from customers	2,790,568		1,632,335
Interbank borrowings	—	1,533,951	—	1,107,483
Financial derivative contracts (1) (2)	1,032,033	1,154,080	12,988,222	9,228,125
Totals	3,822,601	2,688,031	14,620,557	10,335,608
(1)	Correspond to the fair value of the operations.
(2)	The total notional amount associated with derivative operations corresponds to MCh$32,537,849 (As of December 31, 2020 MCh$32,966,228).

Schedule of Potential Impact On Equity And Impact Of Change In Prices

As of December 31, 2020, the ratio of assets to risk-weighted assets is as follows:
	Consolidated assets	Risk-weighted assets
	As of December 31, 2020
	MCh$	MCh$
Assets balance (net of allowances)
Cash and deposits in banks	3,089,072	—
Cash items in process of collection	173,192	30,919
Trading securities	580,369	90,149
Investments under resale agreements	105,580	97,525
Financial derivative contract (*)	1,302,692	859,464
Interbank loans	7,115	7,115
Loans and accounts receivable from customers	21,685,269	18,634,870
Available for sale investments	3,964,720	334,632
Held to maturity investments	111,643	49,627
Investments in companies	11,983	11,983
Intangible	718,683	226,171
Fixed assets	56,020	56,020
Right-of-use asset under lease agreements	170,603	170,603
Current taxes	64,699	6,470
Deferred taxes	314,112	31,411
Other assets	602,769	410,854
Off-balance sheet assets
Contingent loans	2,381,233	1,428,740
Totals	35,339,754	22,446,553

(*)   Items presented at their Equivalent Credit Risk value, in accordance with the provisions of Chapter 12-1 “Equity for Legal and Regulatory Effects” of the RAN, issued by the Commission for the Financial Market.

Schedule of Basic and Regulatory Capital

Note 36 - Risk management, continued

	As of December 31,
	2020		2020
	MCh$		%
Basic capital	2,315,411	(a)	6.54	(c)
Effective equity	3,044,661	(b)	13.56	(d)

(a)   Basic Capital Corresponds to the net amount that must be shown in the Consolidated Financial Statements filed with the CMF under the line item “Equity attributable to equity holders of the Bank” as indicated in the Compendium of Accounting Standards.

(b)   Based on the consolidated financial statements filed with CMF, the effective net equity of a bank is the sum of (i) a bank’s basic capital, (ii) subordinated bonds issued by a bank valued at their placement price up to 50% of its net capital base; provided that the value of the bonds shall decrease 20% for each year that lapses during the period commencing six years prior to their maturity and (iii) voluntary loan loss allowances in an amount up to 1.25% of a bank’s risk-weighted assets (if a bank has goodwill, this value would be required to be deducted from the calculation of the effective net equity). The calculation of the effective net equity does not include the capital contributions made to subsidiaries of a bank and is made on a consolidated basis rather than on an unconsolidated basis.

(c)   Consolidated basic capital ratio corresponding to basic capital divided by total assets for capital purposes (includes items outside  the Consolidated Financial Statements).

(d)   Consolidated solvency ratio corresponds to the ratio of effective equity to weighted assets.

Schedule of relation between assets and risk weighted assets based on Basell III

			Global consolidated
No. Item		Note	As of December 31, 2021
			MCh$
1	Total assets according to the statement of financial position, excluding financial derivative contracts		34,842,124
2	Investment in subsidiaries that are not consolidated	a	—
3	Assets discounted from regulatory capital, other than item 2	b	1,003,882
4	Credit equivalent	c	980,163
5	Contingent receivables	d	2,315,141
6	Assets arising from the intermediation of financial instruments	e	24,428
7	= (1-2-3+4+5-6) Total assets for regulatory purposes		37,109,118
8.a	Credit risk-weighted assets, estimated using standard methodology (APRC)	f	21,016,722
8.b	Credit risk-weighted assets, estimated according to internal methodology (APRC)	f	—
9	Assets weighted by market risk (APRM)	g	1,873,952
10	Assets weighted by operational risk (APRO)	h	1,990,014
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)		24,880,688
11.b	= (8.b/8.b+9+10) Risk-weighted assets, after application of the output floor (APR)		24,880,688
12	Equity attributable to equity holders of the Bank		3,277,800
13	Non-controlling interest	i	74,542
14	Goodwill	j	492,512
15	Excess minority investments	k	—
16	= (12+13-14-15) Common Equity Tier 1 Equivalent (CET1)		2,859,830
17	Additional deductions to common equity tier 1, other than item 2	l	—
18	= (16-17-2) Common equity common equity tier 1 (CET1)		2,859,830
19	Voluntary provisions (additional) incorporated as Additional Capital Tier 1 (AT1)	m	—
20	Subordinated bonds imputed as Additional Capital Tier 1 (AT1)	m	248,807
21	Preferred shares imputed as Additional Capital Tier 1 (AT1)		—
22	Bonds with no fixed term to maturity imputed to Additional Capital Tier 1 (AT1)		—
23	Discounts applied to AT1	l	—
24	= (19+20+21+22+22-23) Additional capital level 1 (AT1)		248,807
25	= (18+24) Tier 1 capital		3,108,637
26	Voluntary (additional) provisions imputed as Tier 2 capital (T2)	n	133,323
27	Subordinated bonds imputed as Tier 2 capital (T2)	n	794,520
28	= (26+27) Equivalent Tier 2 capital (T2)		927,843
29	Discount applied to T2	l	—
30	= (28-29) Tier 2 capital (T2)		927,843
31	= (25+30) Effective equity		4,036,480
32	Additional core capital required for the constitution of the conservation buffer	p	155,504

(a) Corresponds to the value of the investment in subsidiaries that are not consolidated. Applies only in local consolidation when the bank has subsidiaries abroad, and their value is fully deducted from assets and CET1.

(b) Corresponds to the value of the asset items that are deducted from regulatory capital, in accordance with the provisions of paragraph a) of Title No. 3 of Chapter 21-30 of the RAN.

(c) Corresponds to the credit equivalents of derivative instruments in accordance with paragraph (b) of title No. 3 of Chapter 21-30 of the RAN.

(d) Corresponds to the contingent exposure as established in paragraph c) of title No. 3 of Chapter 21-30 of the RAN.

(e) Corresponds to the assets from the intermediation of financial instruments in its own name on behalf of third parties, which are within the bank's consolidation perimeter, as established in paragraph (c) of Title No. 3 of Chapter 21-30 of the RAN.

(e) Corresponds to the assets of the intermediation of financial instruments in its own name on behalf of third parties, which are within the bank's consolidation perimeter, as established in paragraph d) of Title No. 3 of Chapter 21-30 of the RAN.

(f) Corresponds to the assets weighted by credit risk, estimated according to RAN Chapter 21-6. If the bank is not authorized to apply  internal methodologies, it must report field 8.b with zero and add 8.a in field 11.a. If it has the authorization, it must add 8.b in 11.a.

(g) Corresponds to the assets weighted by market risk, estimated according to Chapter 21-7 of the RAN.

(h) Corresponds to the assets weighted by operational risk, estimated according to Chapter 21-8 of the RAN.

(i) Corresponds to the non-controlling interest, according to the level of consolidation, up to 20% of the owners' equity.

(j) Assets corresponding to goodwill.

(k) Corresponds to the balances of the assets of investments in companies other than business support companies that do not participate in the consolidation, in excess of 5% of the owners' equity.

(l) In the case of CET1 and T2, banks must estimate the equivalent value for each level of capital, as well as that obtained by fully applying Chapter 21-1 of the RAN. Then, the difference between the equivalent value and the fully applied value must be weighted by the discount factor in effect at the reporting date according to the transitional provisions of Chapter 21-1 of the RAN, and reported in this row. In the case of AT1, discounts are applied directly if any.

(m) Provisions and subordinated debentures imputed to additional tier 1 capital (AT1), as established in Chapter 21-2 of the RAN.

(n) Provisions and subordinated debentures imputed to the equivalent definition of Tier 2 capital (T2), as established in Chapter 21-1 of the RAN.

(o) Corresponds to the additional core capital (CET1) for the constitution of the conservation buffer, as established in Chapter 21-12 of the RAN.

(p) Corresponds to the additional basic capital (CET1) for the constitution of the conservation buffer, as established in Chapter 21-12 of the RAN.

Note 36 - Risk management, continued

			Global consolidated
No. Item	Solvency ratios and regulatory compliance ratios according to Basel III	Note	As of December 31, 2021
			%
1	Leverage ratio (T1_I18/T1_I7)		7.71
3	Common equity tier 1 ratio (T1_I18/T1_I11.b)		11.49
5	Tier 1 capital ratio (T1_I25/T1_I11.b)		12.49
6	Capital Adequacy ratio (T1_I31/T1_I11.b)		16.22
7	Solvency rating (Level A, B or C)	a	A
	Regulatory compliance ratios for solvency
8	Voluntary (additional) provisions imputed in Tier 2 capital (T2) in relation to APRCs (T1_I26/(T1_I8.a or 8.b))	b	0.63
9	Subordinated bonds imputed in tier 2 capital (T2) in relation to common equity tier 1(CET1)	c	27.78
10	Additional tier 1 capital (AT1) relative to common equity tier 1 (CET1) (T1_I24/T1_I18)	d	8.70
11	Voluntary (additional) provisions and subordinated debentures that are imputed to Additional Tier 1 capital (AT1) in relation to RWA ((T1_I19+T1_I20)/T1_I11.b)	e	1.00

(a)	Corresponds to the solvency classification as established in Article 61 of the General Banking Law.
(b)	Limit of 1.25%, if the bank uses standard methodologies (field T1_8.a), or 0.625% if the bank uses internal methodologies (field T1 8.b), in the estimate of the APRC.
(c)

Subordinated bonds imputed to Tier 2 capital must not exceed 50% of Common Equity Tier 1 (CET1), taking into account the discounts applied to these instruments according to Chapter 21-1. instruments according to Chapter 21-1 of the RAN.

(d)	Corresponds to the contingent exposure as established in paragraph c) of title No. 3 of Chapter 21-30 of the RAN.